Notes Payable (Details) (USD $)				0 Months Ended			0 Months Ended						3 Months Ended	12 Months Ended			0 Months Ended
	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012	Oct. 02, 2013 [ChiefExecutiveOfficerMember] [SubsequentEventMember] [ConvertiblePreferredStockSeriesBMember]	Sep. 30, 2013 [RevolvingCreditFacilityMember] [OriginalAgreementMember]	Mar. 05, 2007 [RevolvingCreditFacilityMember] [OriginalAgreementMember]	Mar. 05, 2007 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Sep. 30, 2013 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Mar. 31, 2013 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Dec. 31, 2012 [WellsFargoCreditAgreementMember] [OriginalAgreementMember]	Jun. 30, 2013 [ConvertibleDebtMember]	Mar. 05, 2007 [ConvertibleDebtMember] [OriginalAgreementMember]	Sep. 30, 2013 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Jun. 30, 2013 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Dec. 18, 2009 [SubordinatedDebtMember] [ChiefExecutiveOfficerMember]	Oct. 02, 2013 [SeniorSecuredNotesDue2October2016Member] [SubsequentEventMember]	Oct. 02, 2013 [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember] [DebtInstrumentVariableRateWellsFargoBankPrimeRateMember] [SubsequentEventMember]	Oct. 02, 2013 [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember] [WellsFargoEnergyCapitalIncMember] [SubsequentEventMember]	Oct. 02, 2013 [CreditAgreementWithCubicLouisianaAndWellsFargoEnergyCapitalIncMember] [CubicLouisianaMember] [SubsequentEventMember]
Long-term debt
Revolving credit facility					$ 25,865,110	$ 20,000,000												$ 10,000,000
Convertible term loan, principal amount											5,000,000	5,000,000			2,000,000	66,000,000
Interest rate basis							prime rate						prime rate	prime rate			Wells Fargo Bank prime rate
Interest rate spread over basis (as a percent)							2.00%						1.00%	1.00%			2.00%
Number of shares of common stock for which warrants are issued								8,500,000
Exercise price of warrants (in dollars per share)							$ 0.9911	$ 0.20	$ 0.20	$ 0.20
Debt due to affiliate	2,000,000	2,000,000	2,000,000											2,000,000
Credit advanced to the Company													2,500,000
Renewal fee													896,667
Repayment of debt														0				5,000,000
Total long-term debt (including current portion)		27,865,110	37,000,000																20,865,110
Shares issued				2,115
Value of shares issued				$ 2,115,000